SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND NATURE OF OPERATIONS (Tables)	12 Months Ended
Dec. 31, 2018
Accounting Policies [Abstract]
Schedule of Impact of Correction
A summary of the impact of the correction follows:

	Year Ended December 31,
(dollars in thousands)	2017	2016
As Reported:(1)
Net cash provided by continuing operating activities	$22,465	$58,818
Net cash used in continuing investing activities	(14,317)	(15,997)

As Corrected:
Net cash provided by continuing operating activities	425,238	328,793
Net cash used in continuing investing activities	(417,090)	(285,972)
(1) "As reported" balances include amounts from continuing operations historically presented within these captions.

Schedule of Cash
The following table provides a reconciliation of cash and restricted cash of our continuing operations to amounts reported within the Consolidated Balance Sheets:

	December 31,
(in thousands)	2018	2017
Cash	$61,175	$153,483
Restricted cash	25,439	8,548
Total cash and restricted cash	$86,614	$162,031

Schedule of Restricted Cash
The following table provides a reconciliation of cash and restricted cash of our continuing operations to amounts reported within the Consolidated Balance Sheets:

	December 31,
(in thousands)	2018	2017
Cash	$61,175	$153,483
Restricted cash	25,439	8,548
Total cash and restricted cash	$86,614	$162,031